ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and other compensation, including annual performance bonus	$ 17,089	$ 13,738
Accrued license fee	7,390	560
Taxes payable	4,881	4,953
Accrued warranty	2,398	596
Accrued professional services fees	1,052	1,039
Rebate to end customers and distributors	1,034	1,526
Withholding tax payable	759	224
Accrued royalty	750	999
Unearned commission received from depository bank	439	677
Accrued annual leave	363	459
Accrued freight	272	170
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	59	235
Advances from customers	17	332
Unearned government subsidies		1,676
Others	1,366	1,069
Accrued expenses and other current liabilities	37,869	28,253
Royalty expense	1,530	2,013	1,516
Maximum amount to be reimbursed by depository bank			1,294
Period of reimbursement by depository bank			5 years
Unearned commission received from depository bank	2	38
Amount of unearned commission received from depository bank recorded as reduction of selling, general and administrative expense	240	273
Accrual loss for certain defective product claimed by customer included in accrued warranty	$ 1,800